NOTE 12 - LEASES AND COMMITMENTS (Details) - USD ($)			7 Months Ended	12 Months Ended
		May 01, 2016	Jul. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
NOTE 12 - LEASES AND COMMITMENTS (Details) [Line Items]
Due to Related Parties				$ 81,058	$ 4,000
Due to Related Parties, Current				81,058	4,000
Operating Leases, Rent Expense				46,200	35,300
Chief Executive Officer [Member]
NOTE 12 - LEASES AND COMMITMENTS (Details) [Line Items]
Officers' Compensation		$ 170,000		195,000
Employment Agreement, Bonus, Percentage of Salary		35.00%
Related Party Transaction, Amounts of Transaction				2,234
Due to Related Parties	[1]			10,000	4,000
Other Commitment, Due in Next Twelve Months					24,000
Other Commitment, Due in Second Year					24,000
Other Commitment, Due in Third Year					24,000
Chief Executive Officer [Member] | Housing and Automobile [Member]
NOTE 12 - LEASES AND COMMITMENTS (Details) [Line Items]
Related Party Transaction, Amounts of Transaction				24,000	16,000
Due to Related Parties				10,000	4,000
Due to Related Parties, Current					4,000
Building [Member]
NOTE 12 - LEASES AND COMMITMENTS (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals					750
Building [Member] | Clearwater, Florida [Member]
NOTE 12 - LEASES AND COMMITMENTS (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals			$ 904
Building [Member] | Pueblo, Colorado [Member]
NOTE 12 - LEASES AND COMMITMENTS (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals			$ 2,000
Building [Member] | Nashville, Tennessee [Member]
NOTE 12 - LEASES AND COMMITMENTS (Details) [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months				2,500
Operating Leases, Future Minimum Payments, Due in Two Years				2,250
Building [Member] | Chief Executive Officer [Member]
NOTE 12 - LEASES AND COMMITMENTS (Details) [Line Items]
Employment Agreement, Reimbursement		$ 1,000		1,000
Vehicles [Member] | Chief Executive Officer [Member]
NOTE 12 - LEASES AND COMMITMENTS (Details) [Line Items]
Employment Agreement, Reimbursement		$ 1,000		1,000
Due to Related Parties	[2]			$ 29,064	$ 0

[1]	On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019. The agreement provides for a monthly storage and corporate housing allowance of $1,000 for a property owned by the CEO and a monthly automobile allowance of $1,000. During the year ended December 31, 2017, expenses related to the housing and automobile allowances totaled $24,000, of which $10,000 remained owed to the Company's CEO at December 31, 2017. During the year ended December 31, 2016, expenses related to the housing and automobile allowances totaled $16,000, of which $4,000 remained owed to the CEO at December 31, 2016.
[2]	During the year ended December 31, 2017, a director of the Company incurred time and expenses related to improving the retail space located in Tennessee. These costs have been recorded as property and equipment in the Company's consolidated balance sheet at December 31, 2017. At December 31, 2017, the Company owed this director $29,064, of which $17,648 was paid after December 31, 2017 through issuance of 36,018 shares of the Company's common stock to the director.